Tax	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Tax

Tax expense
	2022	2021	2020
	£m	£m	£m
Current tax	(283)	(187)	195
– for this year	(243)	(245)	186
– adjustments in respect of prior years	(40)	58	9
Deferred tax	(278)	164	(331)
– origination and reversal of temporary differences	(444)	248	(339)
– effect of changes in tax rates	33	(56)	(26)
– adjustments in respect of prior years	133	(28)	34
Year ended 31 Dec[1]	(561)	(23)	(136)
1    In addition to amounts recorded in the income statement, a tax credit of £393m (2021: credit of £135m; 2020 charge of £135m) was recorded directly to equity.
Tax reconciliation
The tax charged to the income statement differs from the tax expense that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2022		2021		2020
	£m	%	£m	%	£m	%
(Loss)/profit before tax	(959)		1,023		(1,615)
Tax expense
Taxation at UK corporation tax rate	(182)	19.0	194	19.0	(307)	19.0
Impact of taxing overseas profits at different rates	(75)	7.8	7	0.7	(75)	4.6
UK banking surcharge	(47)	4.9	(2)	(0.2)	(100)	6.2
Items increasing the tax charge in 2022:
– adjustment in respect of prior years	93	(9.7)	30	2.9	45	(2.8)
– UK and European Bank levies	50	(5.2)	72	7.0	31	(1.9)
– impact of held for sale adjustments	47	(4.9)	—	—	—	—
– adjustment to deferred tax on insurance contracts	36	(3.8)	—	—	—	—
– impact of changes in tax rates	33	(3.4)	(56)	(5.5)	(26)	1.6
– effect of profits in associates and joint ventures	5	(0.5)	(43)	(4.2)	(3)	0.2
– local taxes and overseas withholding taxes	4	(0.4)	(4)	(0.4)	49	(3.0)
– impact of temporary differences between French tax returns and IFRS	—	—	324	31.7	—	—
– other	1	(0.1)	(34)	(3.4)	34	(2.1)
Items reducing the tax charge in 2022:
– movements in unrecognised deferred tax	(268)	27.9	(47)	(4.6)	321	(19.9)
– movement in uncertain tax positions	(110)	11.5	5	0.5	1	(0.1)
– non-taxable income and gains	(93)	9.7	(92)	(9.0)	(55)	3.4
– deductions for AT1 coupon payments	(55)	5.7	(53)	(5.2)	(51)	3.2
– tax impact of planned sale of French retail banking business	—	—	(324)	(31.7)	—	—
Year ended 31 Dec	(561)	58.5	(23)	(2.3)	(136)	8.4
The effective tax rate for the year was 58.5% (2021: (2.3)%; 2020: 8.4%), reflecting a tax credit arising on a loss before tax. The tax credit for 2022 was driven by underlying losses before tax and non-recurring items, including recognition of previously unrecognised deferred tax assets in France and a tax credit of £110m from movement in provisions for uncertain tax positions. The tax credit for 2021 included favourable non-recurring items in respect of tax rate changes, prior period adjustments and the recognition of previously unrecognised deferred tax assets in France.
In 2021, the signing of a framework agreement for the planned sale of the French retail banking business resulted in a tax deduction (tax value of £324m) for a provision for loss on disposal which was recorded in the French tax return. A deferred tax liability of the same amount arose as a consequence of the temporary difference between the French tax basis and IFRS in respect of this provision. This temporary difference reversed in 2022 upon application of held for sale accounting for IFRS, resulting in the reversal of this deferred tax liability to the income statement.
Accounting for taxes involves some estimation because tax law is uncertain and its application requires a degree of judgement, which authorities may dispute. Liabilities are recognised based on best estimates of the probable outcome, taking into account external advice where appropriate. We do not expect significant liabilities to arise in excess of the amounts provided. The current tax asset includes an estimate of tax recoverable from HMRC with regards to past dividends received from EU resident companies. The ultimate resolution of this matter involves litigation for which the outcome is uncertain.

Movement of deferred tax assets and liabilities
	Retirement benefits	Loan impairment provisions	Property, plant and equipment	FVOCI investments	Goodwill and intangibles	Relief for tax losses[2]	Other[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets	74	53	215	—	212	381	—	935
Liabilities	—	(4)	—	(58)	—	—	(289)	(351)
At 1 Jan 2022	74	49	215	(58)	212	381	(289)	584
Income statement	(11)	—	22	3	(201)	243	222	278
Other comprehensive income	(18)	—	—	179	—	—	215	376
Foreign exchange and other adjustments	—	—	(1)	18	—	4	6	27
At 31 Dec 2022	45	49	236	142	11	628	154	1,265
Assets[3]	45	50	236	142	11	628	154	1,266
Liabilities[3]	—	(1)	—	—	—	—	—	(1)

Assets	63	66	171	—	157	418	—	875
Liabilities	—	(9)	(6)	166)	—	—	(117)	(298)
At 1 Jan 2021	63	57	165	166)	157	418	(117)	577
Income statement	28	(10)	51	3	55	(37)	(254)	(164)
Other comprehensive income	(17)	2	(1)	105	—	—	82	171
At 31 Dec 2021	74	49	215	(58)	212	381	(289)	584
Assets[3]	74	53	215	—	212	381	—	935
Liabilities[3]	—	(4)	—	(58)	—	—	(289)	(351)
1    Other deferred tax assets and liabilities relate to share-based payments, cash flow hedges and temporary differences arising between IFRS and French tax returns.
2    The deferred tax asset recognised in respect of tax losses mainly relates to France £(588)m, and US State tax losses of the New York branch of HSBC Bank plc £(28)m, all of which are supported by future profit forecasts.
3    After netting off balances within countries, the balances as disclosed in the financial statements are as follows: deferred tax assets £1,279m (2021: £599m); and deferred tax liabilities £14m (2021:£15m).
Management has assessed the likely availability of future taxable profits against which to recover the deferred tax assets of the Group, taking into consideration the reversal of existing taxable temporary differences, past business performance and forecasts of future business performance.
The group’s net deferred tax asset of £1,265m (2021: £584m) included a net UK deferred tax asset of £498m (2021: £448m) and a net deferred asset of £597m (2021: £7m) in France, of which £588m (2021: £294m) related to tax losses which are expected to be substantially recovered within 10 years.
Management is satisfied that although the Company recorded a UK tax loss in the year, the aforementioned evidence is sufficient to support recognition of all UK deferred tax assets. These deferred tax assets are supported by future profit forecasts for the whole of HSBC's UK tax group. This includes a number of companies which are not part of the HSBC Bank plc group, in particular HSBC UK Bank plc and its subsidiaries.
Following the signing of a framework agreement in 2021 for the planned sale of the French retail banking business, that business is now excluded from our deferred tax recognition analysis as its sale is considered probable. Although the French consolidated tax group recorded a tax loss in 2020 and 2021, this would have been taxable profit if the effects of the retail banking business and other non-recurring items, mainly related to the restructuring of the European business, were excluded. The accounting loss for France in 2022 is driven by the loss on assets held for sale. Excluding this amount, the business in France recorded a profit in 2022. The French net deferred tax asset is supported by forecasts of taxable profit, also taking into consideration the history of profitability in the remaining businesses.
Unrecognised deferred tax
The amount of temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised in the balance sheet was £1,017m (2021: £1,944m). These amounts include unused tax losses, tax credits and temporary differences of £912m (2021: £1,141m) arising in the New York branch of HSBC Bank plc and of nil (2021: £782m) arising in France. Of the unrecognised losses, £502m expire within 10 years (2021: £394m), and the remainder expire after 10 years or do not expire.
There are no unrecognised deferred tax liabilities arising from the group’s investments in subsidiaries and branches.